Details of Significant Accounts (Details) - TWD ($) $ / shares in Units, shares in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Jul. 29, 2024	Jan. 01, 2024
Details of Significant Accounts [Line Items]
Receivables from contracts with customers	$ 3,690	$ 4,722	$ 6,468		$ 5,521
Additions to right-of-use assets	19,374	9,024
Total cash outflow for leases	$ 5,386	5,284
Monthly contribution to pension accounts, percentage	6.00%
Par value per share (in New Dollars per share)				$ 20
Legal reserve, percentage of profit	10.00%
Percentage in excess of issued capital permitted for distribution	25.00%
Bottom of Range [Member]
Details of Significant Accounts [Line Items]
Period for rental contracts	2 years
Percentage of profit distributable as employee compensation	1.00%
Top of Range [Member]
Details of Significant Accounts [Line Items]
Period for rental contracts	5 years
Percentage of profit distributable as employee compensation	15.00%
Pension Costs [Member]
Details of Significant Accounts [Line Items]
Pension costs under defined contribution plans	$ 1,108	$ 1,224
Ordinary Shares [Member]
Details of Significant Accounts [Line Items]
Authorized capital	$ 1,000,000
Number of shares authorized (in Shares)	1,000
Paid-in capital	$ 281,510
Par value per share (in New Dollars per share)	$ 10